Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Products Acquisition from Pemex Industrial Transformation	During 2021, CFE acquired the following products from Pemex Industrial Transformation:

Product	2021
Heavy fuel oil	Ps.	15,548,441
Industrial diesel		7,005,847
Other		903,942
Fuel oil		511,130
Transport of Natural Gas		527,443
Natural Gas		150,550
Freights		284

Total	Ps.	24,647,637

Summary of Retirement and Former Employee Benefits Granted	Retirement post-employment and long-term employee benefits are granted as follows:

	As of December 31,
	2021		2020	2019
Retirement	Ps.	4,888	7,233	15,549
Post-employment		200	354	349
Long-term		2,468	3,702	2,698

	Ps.	7,556	11,289	18,596